Short-term debt (Tables)	3 Months Ended
Mar. 31, 2026
Short-term debt
Schedule of short-term debt	Short-term debt in € K

	March 31,	December 31,
	2026	2025

Borrowings under lines of credit	120,797	16,852
Other	172	163
Short-term debt	120,969	17,015